Share-based compensation - Options (Details) - Share options	6 Months Ended	12 Months Ended
	Jun. 30, 2025 Options SFr / shares	Dec. 31, 2024 Options SFr / shares	Dec. 31, 2023 Options SFr / shares
Number of options [Abstract]
Outstanding at beginning of period | Options	5,010,827	4,949,177
Forfeited during the period | Options	(53,954)	(135,118)
Expired during the period | Options	(51,448)	(205,634)
Exercised during the period | Options	(15,000)	(4,278)
Granted during the period | Options	369,231	406,680
Outstanding at end of period | Options	5,259,656	5,010,827	4,949,177
Exercisable | Options	4,490,957	4,097,932
Weighted average exercise price [Abstract]
Weighted average exercise price, Outstanding at beginning of period | SFr / shares	SFr 4.5	SFr 4.11
Weighted average exercise price, Forfeited during the period | SFr / shares	3.42	3.28
Weighted average exercise price, Expired during the period | SFr / shares	1.81	5.41
Weighted average exercise price, Exercised during the period | SFr / shares	0.15	3.11
Weighted average exercise price, Granted during the period | SFr / shares	2.63	3.4
Weighted average exercise price, Outstanding at end of period | SFr / shares	4.42	4.5	SFr 4.11
Weighted average exercise price, Exercisable | SFr / shares	SFr 4.69	SFr 4.79
Weighted average remaining term (years) [Abstract]
Weighted average remaining term (years), options outstanding	6 years 3 months 18 days	6 years 3 months 18 days	7 years 2 months 12 days
Weighted average remaining term (years), options exercisable	6 years	5 years 10 months 24 days